Capital and Reserves (Narrative) (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 12, 2021 USD ($) ADS $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Jun. 30, 2022 shares	Dec. 31, 2018 shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares	6,359,480	125,770,000	79,866,000	19,870,000	126,535,000	15,447,000
Proceeds from issuing shares		$ 0	$ 222	$ 0
Initial Public Offering
Disclosure of classes of share capital [line items]
Net proceeds from issuing shares	$ 1,250
Number of shares materialized during IPO | shares	1,374,998
Initial Public Offering | ADS
Disclosure of classes of share capital [line items]
Number of ADS units issued | ADS	2,721,271
Proceeds from issuing shares	$ 28,000
Net proceeds from issuing shares	$ 24,700
Initial Public Offering | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares	27,212,710
Par value per share | $ / shares	$ 10.3